Other receivables and other payables - Contingent consideration (Details) R in Millions		12 Months Ended
	Feb. 01, 2024 ZAR (R)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Nov. 01, 2023 oz	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Cash payments of contingent consideration		R 2,690	R (471)	R 1,132
Non-cash payments of contingent consideration		882
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
(Gain)/loss on revised estimated cash flows		(814)	(1,589)	2,155
Payment made		R (292)	0	(185)
Sibanye Rustenburg Platinum Mines Proprietary Limited subsidiary
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		26.00%
Rustenburg operation
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
(Gain)/loss on revised estimated cash flows		R (649)	(346)	1,190
Contingent consideration
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Balance at the beginning of the year		R 44	13
Balance at end of the year			44	13
Contingent consideration related to AAP receivable portion | Sibanye Rustenburg Platinum Mines Proprietary Limited subsidiary
Disclosure of detailed information about business combination [line items]
% of receivable used to determine contingency					50.00%
Payment % withheld by subsidiary					50.00%
Kroondal Mine
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Payment made		R (292)	0	0
Kroondal Mine | Rustenburg operation
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		50.00%			50.00%
Kroondal Mine | Contingent consideration
Disclosure of detailed information about business combination [line items]
Cash payments of contingent consideration		R 292
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Balance at the beginning of the year		1,570	0	0
Contingent consideration on acquisition of subsidiary		0	1,433	0
Payment made		(1,174)	0	0
(Gain)/loss on revised estimated cash flows		(396)	137	0
Balance at end of the year		0	1,570	0
Kroondal Mine | Contingent consideration related to delivery of agreed ounces
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
(Gain)/loss on revised estimated cash flows		(8)	(33)
Kroondal Mine | Contingent consideration related to delivery of agreed ounces | Rustenburg operation
Disclosure of detailed information about business combination [line items]
Platinum delivery condition | oz					1,350,000
Platinum delivery outstanding | oz					204,517
Kroondal Mine | Contingent consideration related to AAP receivable portion
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
(Gain)/loss on revised estimated cash flows		(388)	170
Pandora acquisition by Lonmin
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						50.00%
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Payment made		(44)	(126)	(178)
Gross minimum deferred payment for the contingent consideration		R 400
Deferred payment percentage		20.00%
Measurement period		6 years
Nominal discount rate		12.50%
Pandora acquisition by Lonmin | Contingent consideration
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Balance at the beginning of the year		R 44	128	400
Interest charge		0	3	18
(Gain)/loss on revised estimated cash flows		0	39	(112)
Payment made	R (44)	(44)	(126)	(178)
Balance at end of the year		R 0	R 44	R 128